Asset Retirement Obligations and Accrued Environmental Costs (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Sensitivity of Asset Retirement Obligations and Accrued Environmental Costs to Changes in Discount Rate on Recorded Liability

The pre-tax risk-free discount rate, expected cash flow payments and sensitivity to changes in the discount rate on the recorded liability for asset retirement obligations and accrued environmental costs at December 31, 2019 were as follows:

		Cash Flow				Discount Rate
	Risk-Free	Payments	Undiscounted		Discounted
	Rate (%) [1]	(years) [2]	Cash Flows		Cash Flows	+0.5%	-0.5%
Asset retirement obligations						(81)	87
Retail	2.08 – 2.81	1 – 30	11		10
Potash	5.00	40 – 442	650	[3]	70
Phosphate	2.93 – 3.19	1 – 81	853		495
Corporate and Other [4,5]	1.22 – 6.50	1 – 483	864		675
Accrued environmental costs						(14)	17
Retail	1.92 – 4.27	1 – 30	77		72
Corporate and Other	1.47 – 3.02	1 – 28	563		467
1 Risk-free discount rates reflect current market assessments of the time value of money and the risks specific to the timing and jurisdiction of the obligation.
2 Time frame in which payments are expected to principally occur from December 31, 2019. Changes in years can result from changes to the mine life and/or changes in the rate of tailing volumes.

3  Represents total undiscounted cash flows in the first year of decommissioning. This excludes subsequent years of tailings dissolution, fine tails capping, tailings management area reclamation, post reclamation activities and monitoring, and final decommissioning, which are estimated to take an additional 92 to 401 years.

4 For nitrogen sites, we have not recorded any asset retirement obligations because no significant asset retirement obligations have been identified or there is no reasonable basis for estimating a date or range of dates of cessation of operations. We considered the historical performance of our facilities as well as our planned maintenance, major upgrades and replacements which can extend the useful lives of our facilities indefinitely.

5 Includes certain potash and phosphate sites that are non-operating sites, with the majority of phosphate site payments taking place over the next 81 years.

Summary of Reconciliation of Asset Retirement, Environmental Restoration Obligations

Following is a reconciliation of asset retirement obligations and accrued environmental costs:

	Asset	Accrued
	Retirement	Environmental
	Obligations	Costs	Total
Balance – December 31, 2018	1,295	534	1,829
Recorded in earnings	39	17	56
Capitalized to property, plant and equipment	5	-	5
Settled during the year	(103)	(16)	(119)
Foreign currency translation and other	18	9	27
Balance – December 31, 2019	1,254	544	1,798
Balance – December 31, 2019 comprised of:
Current liabilities
Payables and accrued charges (Note 22)	123	25	148
Non-current liabilities
Asset retirement obligations and accrued environmental costs	1,131	519	1,650